Revenues from continuing operations	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Revenues from continuing operations
21.	Revenues from continuing operations

	2020	2019	2018
Revenues from the sale of goods	$2,593	$4,734	$23,874
Royalty revenues	572	—	—
Revenues from the rendering of services	6	34	260
Rental revenue	146	136	499
	$3,317	$4,904	$24,633

All the rental revenues are generated from subleasing right-of-use assets.